Ropes & Gray LLP

Prudential Tower, 800 Boylston Street,

Boston, Massachusetts 02199-3600

March 4, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:    AllianzGI Managed Accounts Trust (formerly known as Allianz Global Investors

Managed Accounts Trust) (the “Trust”) (File Nos. 333-92415 and 811-9721)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive forms of Prospectus and Statement of Additional Information, each dated March 1, 2013, for all series of the Trust, do not differ from those contained in the Trust’s most recent amendment to its registration statement, which was filed electronically with the Commission on February 28, 2013 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7239 with any questions or comments regarding this matter.

Kind regards,

/s/ Maureen A. Meredith

Maureen A. Meredith, Esq.

cc:	Brian S. Shlissel
Thomas J. Fuccillo, Esq.
Lawrence Altadonna
Debra Rubano, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.
Chetan A. Aras, Esq.